NATIONAL SECURITY EMERGING MARKETS INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 97.3%
	AEROSPACE & DEFENSE - 0.3%
1,224	Embraer S.A. - ADR	$ 68,948

	ASSET MANAGEMENT - 0.3%
4,174	XP, Inc., Class A	75,716

	AUTOMOTIVE - 1.4%
5,203	Li Auto, Inc., Class A - ADR(a)	121,490
15,098	NIO, Inc. - ADR(a)	96,325
5,156	XPeng, Inc. - ADR(a)	108,379
		326,194
	BANKING - 18.9%
1,906	Axis Bank Ltd. - GDR	113,216
29,033	Banco Bradesco S.A. - ADR	90,293
4,902	Banco de Chile - ADR	140,834
21,733	Banco do Brasil S.A. - ADR	85,411
4,018	Banco Santander Brasil S.A. - ADR	21,295
4,951	Banco Santander Chile - ADR	119,022
17,640	Bank Central Asia Tbk P.T. - ADR	215,737
11,400	Bank Mandiri Persero Tbk P.T. - ADR	130,074
12,903	Bank Rakyat Indonesia Persero Tbk P.T. - ADR	156,900
39,875	China Construction Bank Corporation - ADR	769,987
164	Credicorp Ltd.	42,181
992	Grupo Cibest S.A. - ADR	50,056
1,800	Grupo Financiero Banorte S.A.B. de C.V. - ADR	82,224
7,819	HDFC Bank Ltd. - ADR	556,401
10,918	ICICI Bank Ltd. - ADR	346,537
22,976	Itau Unibanco Holding S.A. - ADR	164,049
3,356	KB Financial Group, Inc. - ADR	263,983
15,020	NU Holdings Ltd./Cayman Islands, Class A(a)	222,296
5,665	Shinhan Financial Group Company Ltd. - ADR	267,558
1,276	State Bank of India - GDR	116,882
6,237	Woori Financial Group, Inc. - ADR	335,363
		4,290,299

NATIONAL SECURITY EMERGING MARKETS INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 97.3% (Continued)
	BEVERAGES - 1.9%
63,742	Ambev S.A. - ADR	$ 142,782
1,428	Coca-Cola Femsa S.A.B. de C.V. - ADR	121,366
1,949	Fomento Economico Mexicano S.A.B. de C.V. - ADR	168,861
		433,009
	BIOTECH & PHARMA - 2.5%
692	BeiGene Ltd. - ADR(a)	211,786
12,818	Dr Reddy's Laboratories Ltd. - ADR	182,015
5,356	HUTCHMED China Ltd. - ADR(a)	80,394
2,667	Zai Lab Ltd. - ADR(a)	88,278
		562,473
	CHEMICALS - 0.8%
24,200	Sasol Ltd. - ADR(a)	163,108
671	Sociedad Quimica y Minera de Chile S.A. - ADR(a)	30,537
		193,645
	CONSTRUCTION MATERIALS - 0.4%
4,752	Cemex S.A.B. de C.V. - ADR	43,196
522	Tecnoglass, Inc.	37,887
		81,083
	CONSUMER SERVICES - 0.5%
1,148	New Oriental Education & Technology Group, Inc. - ADR	55,081
5,604	TAL Education Group - ADR(a)	59,515
		114,596
	E-COMMERCE DISCRETIONARY - 6.7%
5,556	Coupang, Inc.(a)	158,790
213	MercadoLibre, Inc.(a)	526,731
6,444	PDD Holdings, Inc. - ADR(a)	774,697
3,890	Vipshop Holdings Ltd. - ADR	65,119
		1,525,337
	ELECTRIC UTILITIES - 0.9%
4,759	Centrais Eletricas Brasileiras S.A. - ADR	39,214
11,169	Cia Energetica de Minas Gerais - ADR	22,673
2,348	Companhia Paranaense de Energia - ADR	21,273
7,917	Enel Chile S.A. - ADR	27,630

NATIONAL SECURITY EMERGING MARKETS INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 97.3% (Continued)
	ELECTRIC UTILITIES - 0.9% (Continued)
8,599	Korea Electric Power Corporation - ADR	$ 113,593
		224,383
	ENGINEERING & CONSTRUCTION - 0.4%
2,380	Larsen & Toubro Ltd. - GDR	96,390

	ENTERTAINMENT CONTENT - 2.5%
6,083	Bilibili, Inc. - ADR(a)	141,491
3,117	NetEase, Inc. - ADR	424,504
		565,995
	FOOD - 0.2%
11,917	BRF S.A. - ADR	45,523

	FORESTRY, PAPER & WOOD PRODUCTS - 0.1%
2,279	Suzano S.A. - ADR	22,175

	GAS & WATER UTILITIES - 0.2%
1,544	Cia de Saneamento Basico do Estado de Sao Paulo - ADR	34,972

	INSURANCE - 2.5%
39,150	Ping An Insurance Group Company of China Ltd. - ADR	567,675

	INTERNET MEDIA & SERVICES - 7.2%
3,284	Autohome, Inc. - ADR	94,842
5,538	Kanzhun Ltd. - ADR(a)	130,808
7,036	KE Holdings, Inc., Institutional Class - ADR	123,693
12,144	Meituan - ADR(a)	323,030
11,354	Naspers Ltd., Class N - ADR	747,093
3,156	Trip.com Group Ltd. - ADR	232,755
		1,652,221
	LEISURE FACILITIES & SERVICES - 0.8%
1,194	Atour Lifestyle Holdings Ltd. - ADR	46,470
1,670	H World Group Ltd. - ADR	61,540
1,656	Yum China Holdings, Inc.	74,056
		182,066

NATIONAL SECURITY EMERGING MARKETS INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 97.3% (Continued)
	MACHINERY - 0.4%
13,513	WEG S.A. - ADR	$ 94,456

	METALS & MINING - 3.2%
14,768	Anglo American Platinum Ltd. - ADR	113,049
1,744	Anglogold Ashanti plc	98,815
1,319	Cia de Minas Buenaventura S.A.A - ADR	25,246
6,512	Gold Fields Ltd. - ADR	218,023
5,298	Harmony Gold Mining Company Ltd. - ADR	70,357
3,743	Impala Platinum Holdings Ltd. - ADR(a)	33,930
3,106	Sibanye Stillwater Ltd. - ADR(a)	23,512
14,687	Vale S.A. - ADR	150,982
		733,914
	OFFICE REIT - 0.1%
805	Corp Inmobiliaria Vesta S.A.B. de C.V. - ADR	22,105

	OIL & GAS PRODUCERS - 3.7%
9,342	Cosan S.A. - ADR(a)	39,984
4,368	Ecopetrol S.A. - ADR	41,059
18,055	Petroleo Brasileiro S.A. - ADR	223,882
7,399	Reliance Industries Ltd. 144A - GDR(b)	444,681
17,882	Ultrapar Participacoes S.A. - ADR	65,269
2,677	Vibra Energia S.A. - ADR	24,334
426	Vista Energy S.A.B. de C.V. - ADR(a)	16,605
		855,814
	RETAIL - CONSUMER STAPLES - 0.5%
3,770	Wal-Mart de Mexico S.A.B. de C.V. - ADR	112,648

	RETAIL - DISCRETIONARY - 0.2%
1,745	MINISO Group Holding Ltd. - ADR	43,363

	SEMICONDUCTORS - 17.8%
42,364	ASE Technology Holding Company Ltd. - ADR	419,827
14,804	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	3,417,799

NATIONAL SECURITY EMERGING MARKETS INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 97.3% (Continued)
	SEMICONDUCTORS - 17.8% (Continued)
34,101	United Microelectronics Corporation - ADR	$ 224,385
		4,062,011
	SPECIALTY FINANCE - 0.3%
2,711	Qifu Technology, Inc. - ADR	78,944

	STEEL - 1.6%
7,502	Gerdau S.A. - ADR	23,106
6,517	POSCO Holdings, Inc. - ADR	336,212
		359,318
	TECHNOLOGY HARDWARE - 9.1%
286	Fabrinet(a)	94,749
55,195	Hon Hai Precision Industry Company Ltd. - GDR	727,470
1,011	Samsung Electronics Company Ltd. - GDR(c)	1,249,596
		2,071,815
	TECHNOLOGY SERVICES - 1.3%
12,374	Infosys Ltd. - ADR	208,130
2,659	StoneCompany Ltd.(a)	43,794
9,393	Wipro Ltd. - ADR	25,925
387	WNS Holdings Ltd.(a)	29,199
		307,048
	TELECOMMUNICATIONS - 7.5%
6,429	America Movil S.A.B. de C.V. - ADR	128,516
13,352	Chunghwa Telecom Company Ltd. - ADR	580,945
2,374	GDS Holdings Ltd. - ADR(a)	82,045
15,067	KT Corporation - ADR	305,107
773	Millicom International Cellular S.A.	37,343
3,366	PLDT, Inc. - ADR	68,936
11,318	SK Telecom Company Ltd. - ADR	243,790
2,962	Telefonica Brasil S.A. - ADR	36,936
5,754	Telkom Indonesia Persero Tbk P.T. - ADR	111,570
1,217	TIM S.A. - ADR	25,740
13,038	Turkcell Iletisim Hizmetleri A/S - ADR	76,663
		1,697,591

NATIONAL SECURITY EMERGING MARKETS INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 97.3% (Continued)
	TRANSPORTATION & LOGISTICS - 3.1%
11,964	Full Truck Alliance Company Ltd. - ADR	$ 156,130
701	Grupo Aeroportuario del Centro Norte S.A.B. de C.V. - ADR	71,649
425	Grupo Aeroportuario del Pacifico S.A.B. de C.V. - ADR	102,425
355	Grupo Aeroportuario del Sureste SAB de CV - ADR	115,627
1,528	Latam Airlines Group S.A. - ADR	76,797
10,225	ZTO Express Cayman, Inc. - ADR	186,096
		708,724

	TOTAL COMMON STOCKS (Cost $20,316,802)	22,210,451

	TOTAL INVESTMENTS - 97.3% (Cost $20,316,802)	$ 22,210,451
	OTHER ASSETS IN EXCESS OF LIABILITIES - 2.7%	612,478
	NET ASSETS - 100.0%	$ 22,822,929

ADR	- American Depositary Receipt
A/S	- Anonim Sirketi
GDR	- Global Depositary Receipt
Ltd.	- Limited Company
plc	- Public Limited Company
P.T.	- Perseroan Terbatas
REIT	- Real Estate Investment Trust
S.A.	- Société Anonyme
S.A.A.	- Société Anonyme Abierta

(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of August 31, 2025, the total market value of 144A securities is $444,681 or 1.9% of net assets.